INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of composition of inventories
The composition of Inventories is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Technical stock (*)	390,259	540,342
Non-technical stock (**)	48,271	52,538
Total	438,530	592,880

(*) Correspond to spare parts and materials that will be used in both own and third-party maintenance services.

(**) Consumption of on-board services, uniforms and other indirect materials

Schedule of average acquisition cost net of their obsolescence provision
These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Provision for obsolescence Technical stock	76,167	45,621
Provision for obsolescence Non-technical stock	8,700	5,228
Total	84,867	50,849